RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTIES
Summary of directors and key management compensation

	For the year ended
	December 31,	December 31,
	2018	2017
Salaries and benefits	$5,851	$9,228
Share-based compensation	3,559	5,029
	$9,410	$14,257